Income Taxes - Schedule of Income Before Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income before income taxes:
Income before income taxes, U.S.	$ 637.2	$ 730.6	$ 731.4
Income before income taxes, Non-U.S.	(1,275.6)	(485.5)	(275.4)
(Loss)/income before income taxes and noncontrolling interest	$ (638.4)	$ 245.1	$ 456.0